REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 6,415,109	$ 5,869,341	$ 6,997,617	$ 6,997,617
Revenue from rendering of services	131,037	142,478	104,453
Revenue	6,546,146	6,011,819	7,102,070
Non-current Assets other than deferred tax	13,811,285	13,646,219	13,396,176
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,644,478	2,998,896	3,633,847
Revenue from rendering of services	91,422	76,928	71,318
Revenue	3,735,900	3,075,824	3,705,165
Non-current Assets other than deferred tax	9,195,687	9,466,748	9,426,583
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	486,079	570,933	600,923
Revenue from rendering of services	0	0	0
Revenue	486,079	570,933	600,923
Non-current Assets other than deferred tax	672,411	612,467	548,528
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	591,342	586,512	658,329
Revenue from rendering of services	0	28,332	0
Revenue	591,342	614,844	658,329
Non-current Assets other than deferred tax	1,286,657	1,035,237	906,174
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	1,047,672	1,057,027	1,309,652
Revenue from rendering of services	0	0	0
Revenue	1,047,672	1,057,027	1,309,652
Non-current Assets other than deferred tax	662,729	687,247	721,824
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	459,464	449,316	573,877
Revenue from rendering of services	39,615	37,215	33,134
Revenue	499,079	486,531	607,011
Non-current Assets other than deferred tax	1,763,397	1,681,160	1,664,974
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	186,074	206,657	220,989
Revenue from rendering of services	0	3	1
Revenue	186,074	206,660	220,990
Non-current Assets other than deferred tax	$ 230,404	$ 163,360	$ 128,093